FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Amortized cost.
Financial liabilities by category
Financial liabilities	$ 308,541,402	$ 258,460,995	$ 206,830,507
Fair value
Financial liabilities by category
Financial liabilities			1,686,643
Trade and other payables | Amortized cost.
Financial liabilities by category
Financial liabilities	125,849,620	72,091,408	57,289,862
Borrowings. | Amortized cost.
Financial liabilities by category
Financial liabilities	145,478,637	124,774,325	104,948,345
Convertible notes | Amortized cost.
Financial liabilities by category
Financial liabilities	12,559,071	48,664,012	43,029,834
Lease liability | Amortized cost.
Financial liabilities by category
Financial liabilities	11,751,284	1,140,717	1,109,812
Consideration for acquisition of assets | Amortized cost.
Financial liabilities by category
Financial liabilities	$ 12,902,790	$ 11,790,533	452,654
Private warrants | Fair value
Financial liabilities by category
Financial liabilities			$ 1,686,643